Goodwill and other intangible assets - Future amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets
Gross carrying amount	$ 5,749	$ 4,701
Accumulated amortization	(3,127)	(2,705)
Total	2,622	1,996
Additions to intangible assets other than goodwill	888	58
Intangible assets other than goodwill related to business combinations
Amount acquired	792
Amortization expense
Amortization expense of intangible assets other than goodwill	351	369	$ 396
Future amortization expense of intangible assets
2018	371
2019	326
2020	296
2021	262
2022	149
Thereafter	1,218
Total	2,622	1,996
Capitalized software for internal use
Finite Lived Intangible Assets
Gross carrying amount	787	712
Accumulated amortization	(646)	(596)
Total	141	116
Additions to intangible assets other than goodwill	71	39
Amortization expense
Amortization expense of intangible assets other than goodwill	54	57	60
Future amortization expense of intangible assets
Total	141	116
Capitalized software for sale
Finite Lived Intangible Assets
Gross carrying amount	453	409
Accumulated amortization	(412)	(365)
Total	41	44
Additions to intangible assets other than goodwill	22	18
Amortization expense
Amortization expense of intangible assets other than goodwill	26	25	21
Future amortization expense of intangible assets
Total	41	44
Intangibles other than software:
Amortization expense
Amortization expense of intangible assets other than goodwill	271	287	$ 315
Intangibles other than software: Customer-related
Finite Lived Intangible Assets
Gross carrying amount	2,861	2,500
Accumulated amortization	(1,084)	(904)
Total	1,777	1,596
Additions to intangible assets other than goodwill	293
Intangible assets other than goodwill related to business combinations
Amount acquired	$ 293
Weighted-average useful life	19 years
Future amortization expense of intangible assets
Total	$ 1,777	1,596
Intangibles other than software: Technology-related
Finite Lived Intangible Assets
Gross carrying amount	1,239	755
Accumulated amortization	(760)	(660)
Total	479	95
Additions to intangible assets other than goodwill	437	1
Intangible assets other than goodwill related to business combinations
Amount acquired	$ 434
Weighted-average useful life	7 years
Future amortization expense of intangible assets
Total	$ 479	95
Intangibles other than software: Marketing-related
Finite Lived Intangible Assets
Gross carrying amount	371	291
Accumulated amortization	(202)	(159)
Total	169	132
Additions to intangible assets other than goodwill	65
Intangible assets other than goodwill related to business combinations
Amount acquired	$ 65
Weighted-average useful life	10 years
Future amortization expense of intangible assets
Total	$ 169	132
Intangibles other than software: Other
Finite Lived Intangible Assets
Gross carrying amount	38	34
Accumulated amortization	(23)	(21)
Total	15	13
Future amortization expense of intangible assets
Total	$ 15	$ 13